UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08034
                                                     ---------

                      FRANKLIN REAL ESTATE SECURITIES TRUST
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000
                                                    --------------
Date of fiscal year end: 4/30
                         ----

Date of reporting period: 10/31/08
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.



                                                                OCTOBER 31, 2008

                                   [GRAPHICS]

SEMIANNUAL REPORT AND SHAREHOLDER LETTER                           SECTOR

                                   [GRAPHICS]

                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT

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                                                     See inside for details.

                           [FRANKLIN TEMPLETON LOGO]

                      Franklin - Templeton - Mutual Series

Semiannual Report

Franklin Real Estate Securities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Real Estate Securities Fund seeks to maximize total return by investing at least 80% of its net assets in equity securities of companies in the real estate industry, including real estate investment trusts (REITs) and companies that derive at least half of their assets or revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate. (1)

     PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL
     (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

---------------------------------------------------------

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 10/31/08

(PIE CHART)

     - Real Estate Investment Trusts... 95.8%
     - Short-Term Investments &
       Other Net Assets................  4.2%

     This semiannual report for Franklin Real Estate Securities Fund covers the period ended October 31, 2008.

     PERFORMANCE OVERVIEW

     Franklin Real Estate Securities Fund - Class A had a -34.59% cumulative total return for the six months under review. The Fund underperformed its broad benchmark, the Standard & Poor's 500 Index (S&P 500), which had a -29.28% total return, but performed better than its narrow benchmark, the

     1. REITs are real estate investment trust companies, usually with publicly traded stock, that manage a portfolio of income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. The Fund predominantly invests in "equity" REITs, which also take ownership positions in real estate. Shareholders of equity REITs generally receive income from rents received and receive capital gains when properties are sold at a profit. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

     THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.

4 | Semiannual Report

S&P/Citigroup BMI U.S. Property Index, which had a -36.19% total return for the same period. (2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

ECONOMIC AND MARKET OVERVIEW

For the six months ended October 31, 2008, the decelerating U.S. economy contended with a staggering financial markets crisis amid a wave of government interventions and emergency funding. In addition, high oil prices, the worst housing market contraction in decades, a severe credit crunch and rising joblessness weighed on the economy. Economic growth, as measured by gross domestic product (GDP), rebounded from a 0.9% first quarter 2008 annualized rate to a 2.8% annualized pace in the second quarter, based largely on strong exports and government spending. However, GDP fell an estimated annualized 0.5% in 2008's third quarter as the subprime financial crisis deepened and spread into all aspects of the economy. The U.S. dollar appreciated against most foreign currencies during the period, breaking a six-year downward trend as commodity prices fell, inflationary concerns abated and global economic growth began to subside. Supports to the economy included an inventory buildup, expanding government spending and a boost to household finances from a fiscal stimulus package. Although tax rebate checks lifted spending temporarily, retail sales remained weak and new vehicle sales hit a 15-year low.

The U.S. labor market contracted and the unemployment rate grew from 5.0% at the beginning of the period to 6.5% in October, the highest level since June 2003.
(3) In September, mass layoff (50 or more for a single employer) initial claims reached their highest level since September 2005 when high layoff activity resulted from Hurricane Katrina. (3) Volatile oil prices soared to an all-time trading high of $145 per barrel in July 2008, and dropped dramatically by period-end, settling at $68. In October, amid concerns of reduced demand due to a slowing global economy, oil prices plummeted 33%, bringing the drop since the peak in mid-July to 53%. Many other commodity prices -- including those for coal, natural gas, precious metals, raw materials and

2. Source: (C) 2008 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The S&P/Citigroup BMI U.S. Property Index measures the investible universe of publicly traded property companies in the U.S. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3. Source: Bureau of Labor Statistics.

                                                           Semiannual Report | 5
     agricultural commodities -- also neared or surpassed all-time highs due to increased worldwide demand and investors seeking alternatives to shaky stocks and corporate bonds. These prices fell through much of the third quarter as global demand subsided. For the 12 months ended October 31, 2008, inflation as measured by the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.2%; this matched its 10-year average rate. (3)

     Seeking to stimulate the sagging economy without stoking inflation, the Federal Reserve Board made two cuts to its key federal funds target rate during the period, lowering it from 2.00% to a four-year low of 1.00%. In this uncertain environment, short-term U.S. Treasury prices generally increased (and yields declined) as many investors sought safer alternatives to stocks and corporate bonds. The 10-year Treasury note, however, received less investor attention, and its yield increased from 3.77% at the beginning of the period to 4.01% on October 31, 2008.

     U.S. stock markets endured high volatility and suffered losses during this challenging period. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a total return of -26.23%, the broader S&P 500 a -29.28% total return, and the technology-heavy NASDAQ Composite Index a -28.40% total return. (4) All sectors lost value, and the materials, financials and energy sectors had the largest declines.

     INVESTMENT STRATEGY

     We use a fundamental, value-oriented, long-term approach, focusing primarily on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow growth potential. In addition, we analyze supply and demand trends and outlooks for various property types and regional markets while evaluating company management and a security's underlying properties.

     4. Source: (C) 2008 Morningstar. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 2 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

6 | Semiannual Report

MANAGER'S DISCUSSION

During the six months ended October 31, 2008, significant detractors from absolute and relative Fund performance included ProLogis, Felcor Lodging Trust and Kimco Realty. ProLogis, an industrial REIT, came under pressure from slowing global trade and difficulties selling its merchant buildings into ProLogis-managed investment funds. Shares of Felcor Lodging, a hotel REIT, lost value due to reduced demand for hotel rooms as business and leisure travel declined due to the deteriorating economy. Kimco Realty, a shopping center REIT, suffered as the company could not adequately supplement its core retail power center (large, unenclosed shopping centers) income with additional cash flows from its investment management business. It has also relied increasingly on emerging markets such as Mexico and some South American countries, whose economies generally slowed.

Overweighted positions that contributed most to Fund performance relative to the S&P/Citigroup BMI U.S. Property Index during the reporting period included Corporate Office Properties Trust, UDR and Equity Residential. Corporate Office, an office REIT, benefited from consistent demand for its niche assets, mainly customized buildings for government tenants such as the National Security Agency and the defense department. Apartment REITs UDR and Equity Residential performed well as home values declined, and renting became more favorable than buying, which stimulated demand. The availability of Fannie Mae and Freddie Mac financing was also a positive factor for the residential sector as financing was constrained for other sectors. Our underweighted position in General Growth Properties, an owner of shopping malls and developable land, also enhanced relative performance as a large amount of near-term debt maturities and lower retail sales weighed on the stock.

TOP 10 HOLDINGS
10/31/08

COMPANY                                     % OF TOTAL
SECTOR/INDUSTRY                             NET ASSETS
-------------------------------------------------------
Simon Property Group Inc.                         9.2%
   REAL ESTATE INVESTMENT TRUSTS
-------------------------------------------------------
Equity Residential                                7.5%
   REAL ESTATE INVESTMENT TRUSTS
-------------------------------------------------------
Vornado Realty Trust                              7.5%
   REAL ESTATE INVESTMENT TRUSTS
-------------------------------------------------------
Boston Properties Inc.                            7.1%
   REAL ESTATE INVESTMENT TRUSTS
-------------------------------------------------------
Public Storage                                    6.6%
   REAL ESTATE INVESTMENT TRUSTS
-------------------------------------------------------
Host Hotels & Resorts Inc.                        4.1%
   REAL ESTATE INVESTMENT TRUSTS
-------------------------------------------------------
AvalonBay Communities Inc.                        3.9%
   REAL ESTATE INVESTMENT TRUSTS
-------------------------------------------------------
HCP Inc.                                          3.9%
   REAL ESTATE INVESTMENT TRUSTS
-------------------------------------------------------
UDR Inc.                                          3.6%
   REAL ESTATE INVESTMENT TRUSTS
-------------------------------------------------------
Nationwide Health Properties Inc.                 3.0%
   REAL ESTATE INVESTMENT TRUSTS
-------------------------------------------------------

                                                           Semiannual Report | 7

     Thank you for your continued participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.

     [PHOTO OF JOHN W. FOSTER]       -s- John W. Foster
                                     --------------------------
                                     John W. Foster

     [PHOTO OF BORIS E. PIALLOUX]    -s- Boris E. Pialloux
                                     --------------------------
                                     Boris E. Pialloux

     [PHOTO OF DAVID LEVY]           -s- David Levy
                                     --------------------------
                                     David Levy

                                     Portfolio Management Team
                                     Franklin Real Estate Securities Fund

     THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

8 | Semiannual Report

Performance Summary as of 10/31/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FREEX)                        CHANGE    10/31/08   4/30/08
---------------------------------------------------------------------------
Net Asset Value (NAV)                          -$6.61    $11.92     $18.53
---------------------------------------------------------------------------
DISTRIBUTIONS (5/1/08-10/31/08)
---------------------------------------------------------------------------
Dividend Income                      $0.2744
---------------------------------------------------------------------------

---------------------------------------------------------------------------
CLASS B (SYMBOL: FBREX)                        CHANGE    10/31/08   4/30/08
---------------------------------------------------------------------------
Net Asset Value (NAV)                          -$6.51    $11.74     $18.25
---------------------------------------------------------------------------
DISTRIBUTIONS (5/1/08-10/31/08)
---------------------------------------------------------------------------
Dividend Income                      $0.2746
---------------------------------------------------------------------------

---------------------------------------------------------------------------
CLASS C (SYMBOL: FRRSX)                        CHANGE    10/31/08   4/30/08
---------------------------------------------------------------------------
Net Asset Value (NAV)                          -$6.47    $11.66     $18.13
---------------------------------------------------------------------------
DISTRIBUTIONS (5/1/08-10/31/08)
---------------------------------------------------------------------------
Dividend Income                      $0.2099
---------------------------------------------------------------------------

---------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FRLAX)                  CHANGE    10/31/08   4/30/08
---------------------------------------------------------------------------
Net Asset Value (NAV)                          -$6.64    $11.98     $18.62
---------------------------------------------------------------------------
DISTRIBUTIONS (5/1/08-10/31/08)
---------------------------------------------------------------------------
Dividend Income                      $0.2969
---------------------------------------------------------------------------

                                                           Semiannual Report | 9

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                     6-MONTH            1-YEAR    5-YEAR         10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return (1)                  -34.59%            -38.63%   -1.30%         +71.34%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return (2)              -38.35%            -42.16%   -1.44%          +4.91%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment (3)             $ 6,165            $ 5,784   $9,301         $16,149
-------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/08) (4)                            -17.52%   +6.16%          +8.59%
-------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses (5)                1.03%
-------------------------------------------------------------------------------------------------------

CLASS B                                     6-MONTH            1-YEAR    5-YEAR    INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------------
Cumulative Total Return (1)                  -34.61%            -38.70%   -4.27%         +61.08%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return (2)              -37.18%            -40.92%   -1.11%          +4.97%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment (3)             $ 6,282            $ 5,908   $9,456         $16,108
-------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/08) (4)                            -15.82%   +6.48%          +8.87%
-------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses (5)                1.59%
-------------------------------------------------------------------------------------------------------

CLASS C                                     6-MONTH            1-YEAR    5-YEAR         10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return (1)                  -34.87%            -39.10%   -4.90%         +59.13%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return (2)              -35.51%            -39.65%   -1.00%          +4.76%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment (3)             $ 6,449            $ 6,035   $9,510         $15,913
-------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/08) (4)                            -13.94%   +6.62%          +8.43%
-------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses (5)                1.78%
-------------------------------------------------------------------------------------------------------

ADVISOR CLASS                               6-MONTH            1-YEAR    5-YEAR         10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return (1)                  -34.50%            -38.50%   -0.11%         +75.77%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return (2)              -34.50%            -38.50%   -0.02%          +5.80%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment (3)             $ 6,550            $ 6,150   $9,989         $17,577
-------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (9/30/08) (4)                            -12.31%   +7.68%          +9.50%
-------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses (5)                0.78%
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL (800) 342-5236.

10 | Semiannual Report

ENDNOTES

INVESTING IN A FUND CONCENTRATING IN REAL ESTATE SECURITIES INVOLVES SPECIAL RISKS SUCH AS DECLINES IN THE VALUE OF REAL ESTATE AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. THE FUND'S INVESTMENTS IN SMALL- AND MEDIUM-CAPITALIZATION STOCKS CARRY SPECIAL RISKS, SINCE THESE SECURITIES HAVE HISTORICALLY BEEN MORE VOLATILE IN PRICE THAN LARGER-CAPITALIZATION STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as
                 described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.

                                                          Semiannual Report | 11

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

  - Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

  - Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.

   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                            BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 5/1/08      VALUE 10/31/08   PERIOD* 5/1/08-10/31/08
--------------------------------------------------------------------------------------------------------
Actual                                           $ 1,000          $   654.10            $ 4.38
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000          $ 1,019.91            $ 5.35
--------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------
Actual                                           $ 1,000          $   653.90            $ 4.38
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000          $ 1,019.91            $ 5.35
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                           $ 1,000          $   651.30            $ 7.49
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000          $ 1,016.13            $ 9.15
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
Actual                                           $ 1,000          $   655.00            $ 3.34
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $ 1,000          $ 1,021.17            $ 4.08
--------------------------------------------------------------------------------------------------------

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.05%; B: 1.05%; C: 1.80%; and Advisor: 0.80%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                          Semiannual Report | 13

Franklin Real Estate Securities Trust

FINANCIAL HIGHLIGHTS

FRANKLIN REAL ESTATE SECURITIES FUND

                                             SIX MONTHS ENDED
                                             OCTOBER 31, 2008                           YEAR ENDED APRIL 30,
CLASS A                                        (UNAUDITED)         2008           2007          2006           2005           2004
                                             ---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of
period ...................................     $  18.53        $  26.19       $  26.95      $  25.99       $  20.63       $  16.97
                                             ---------------------------------------------------------------------------------------
Income from investment operations (a):
   Net investment income (b) .............         0.26            0.46           0.44          0.50           0.49           0.55
   Net realized and unrealized
   gains (losses) ........................        (6.60)          (6.38)          3.60          4.50           6.88           3.74
                                             ---------------------------------------------------------------------------------------
Total from investment operations .........        (6.34)          (5.92)          4.04          5.00           7.37           4.29
                                             ---------------------------------------------------------------------------------------
Less distributions from:
   Net investment income .................        (0.27)          (0.48)         (0.42)        (0.61)         (0.53)         (0.63)
   Net realized gains ....................            --          (1.26)         (4.38)        (3.43)         (1.48)            --
                                             ---------------------------------------------------------------------------------------
Total distributions ......................        (0.27)          (1.74)         (4.80)        (4.04)         (2.01)         (0.63)
                                             ---------------------------------------------------------------------------------------
Contingent deferred sales charges
 retained by the Fund ....................           -- (c)          -- (c)         --            --             --             --
Redemption fees (d) ......................           -- (c)          -- (c)         -- (c)        -- (c)         -- (c)         --
                                             ---------------------------------------------------------------------------------------
Net asset value, end of period ...........     $  11.92        $  18.53       $  26.19      $  26.95       $  25.99       $  20.63
                                             =======================================================================================
Total return (e) .........................       (34.59)%        (22.16)%        14.97%        20.00%         36.07%         25.43%

RATIOS TO AVERAGE NET ASSETS (f)
Expenses .................................         1.05% (g)       0.99% (g)      0.96% (g)     0.88% (g)      0.92% (g)      1.01%
Net investment income ....................         3.18%           2.21%          1.63%         1.84%          2.03%          2.64%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ........     $229,179        $364,296       $751,489      $808,892       $671,587       $550,176
Portfolio turnover rate ..................        31.97%          94.51%         15.51%        42.09%         36.90%         27.34%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b) Based on average daily shares outstanding.

(c) Amount rounds to less than $0.01 per share.

(d) Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f) Ratios are annualized for periods less than one year.

(g) Benefit of expense reduction rounds to less than 0.01%.

14| The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                             SIX MONTHS ENDED
                                             OCTOBER 31, 2008                           YEAR ENDED APRIL 30,
CLASS B                                        (UNAUDITED)         2008           2007          2006          2005            2004
                                             ---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period .....     $  18.25        $  25.80       $  26.62      $  25.77       $ 20.45        $  16.84
                                             ---------------------------------------------------------------------------------------
Income from investment operations (a):

   Net investment income (b) .............         0.26            0.34           0.24          0.30          0.31            0.39
   Net realized and unrealized
    gains (losses) .......................        (6.50)          (6.27)          3.55          4.45          6.83            3.72
                                             ---------------------------------------------------------------------------------------
Total from investment operations .........        (6.24)          (5.93)          3.79          4.75          7.14            4.11
                                             ---------------------------------------------------------------------------------------
Less distributions from:

   Net investment income .................        (0.27)          (0.36)         (0.23)        (0.47)        (0.34)          (0.50)
   Net realized gains ....................           --           (1.26)         (4.38)        (3.43)        (1.48)             --
                                             ---------------------------------------------------------------------------------------
Total distributions ......................        (0.27)          (1.62)         (4.61)        (3.90)        (1.82)          (0.50)
                                             ---------------------------------------------------------------------------------------
Contingent deferred sales charges
 retained by the Fund ....................           -- (c)          -- (c)         --            --            --              --
Redemption fees (d) ......................           -- (c)          -- (c)         -- (c)        -- (c)        -- (c)          --
                                             ---------------------------------------------------------------------------------------
Net asset value, end of period ...........     $  11.74        $  18.25       $  25.80      $  26.62       $ 25.77        $  20.45
                                             =======================================================================================
Total return (e) .........................       (34.61)%        (22.51)%        14.17%        19.05%        35.12%          24.43%

RATIOS TO AVERAGE NET ASSETS (f)
Expenses .................................         1.05% (g)       1.55% (g)      1.70% (g)     1.63% (g)     1.66% (g)       1.76%
Net investment income ....................         3.18%           1.65%          0.89%         1.09%         1.29%           1.89%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ........     $ 12,782        $ 23,998       $ 57,353      $ 71,458       $72,841        $ 56,334
Portfolio turnover rate ..................        31.97%          94.51%         15.51%        42.09%        36.90%          27.34%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b) Based on average daily shares outstanding.

(c) Amount rounds to less than $0.01 per share.

(d) Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f) Ratios are annualized for periods less than one year.

(g) Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral
                    part of these financial statements. | 15

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                             SIX MONTHS ENDED
                                             OCTOBER 31, 2008                            YEAR ENDED APRIL 30,
CLASS C                                          (UNAUDITED)       2008           2007          2006          2005            2004
                                             ---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)
Net asset value, beginning of period......     $  18.13        $  25.66       $  26.50      $  25.66       $  20.37       $  16.78
                                             ---------------------------------------------------------------------------------------
Income from investment operations (a):
   Net investment income (b)..............         0.20            0.30           0.24          0.30           0.31           0.39
   Net realized and unrealized
    gains (losses)........................        (6.46)          (6.25)          3.53          4.44           6.79           3.70
                                             ---------------------------------------------------------------------------------------
Total from investment operations..........        (6.26)          (5.95)          3.77          4.74           7.10           4.09
                                             ---------------------------------------------------------------------------------------
Less distributions from:
   Net investment income..................        (0.21)          (0.32)         (0.23)        (0.47)         (0.33)         (0.50)
   Net realized gains.....................           --           (1.26)         (4.38)        (3.43)         (1.48)            --
                                             ---------------------------------------------------------------------------------------
Total distributions.......................        (0.21)          (1.58)         (4.61)        (3.90)         (1.81)         (0.50)
                                             ---------------------------------------------------------------------------------------
Contingent deferred sales charges
 retained by the Fund.....................           -- (c)          -- (c)         --            --             --             --
Redemption fees(d)........................           -- (c)          -- (c)         -- (c)        -- (c)         -- (c)         --
                                             ---------------------------------------------------------------------------------------
Net asset value, end of period............     $  11.66        $  18.13       $  25.66      $  26.50       $  25.66       $  20.37
                                             ---------------------------------------------------------------------------------------

Total return (e)..........................       (34.87)%        (22.72)%        14.16%        19.10%         35.07%         24.50%

RATIOS TO AVERAGE NET ASSETS(f)
Expenses..................................         1.80% (g)       1.74% (g)      1.70% (g)     1.62% (g)      1.67% (g)      1.76%
Net investment income.....................         2.43%           1.46%          0.89%         1.10%          1.28%          1.89%

SUPPLEMENTAL DATA
Net assets, end of period (000's).........     $ 43,899        $ 74,259       $155,247      $192,172       $189,468       $149,656
Portfolio turnover rate...................        31.97%          94.51%         15.51%        42.09%         36.90%         27.34%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b) Based on average daily shares outstanding.

(c) Amount rounds to less than $0.01 per share.

(d) Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f) Ratios are annualized for periods less than one year.

(g) Benefit of expense reduction rounds to less than 0.01%.

16| The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

                                                  SIX MONTHS ENDED
                                                  OCTOBER 31, 2008                      YEAR ENDED APRIL 30,
ADVISOR CLASS                                      (UNAUDITED)           2008         2007         2006         2005         2004
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............          $ 18.62     $ 26.32      $ 27.06      $ 26.06      $ 20.68      $ 17.02
                                                  ----------------------------------------------------------------------------------
Income from investment operations (a):
    Net investment income (b) ...................             0.29        0.58         0.51         0.58         0.56         0.58
    Net realized and unrealized
       gains (losses) ...........................            (6.63)      (6.48)        3.61         4.52         6.89         3.76
                                                  ----------------------------------------------------------------------------------
Total from investment operations ................            (6.34)      (5.90)        4.12         5.10         7.45         4.34
                                                  ----------------------------------------------------------------------------------
Less distributions from:
    Net investment income .......................            (0.30)      (0.54)       (0.48)       (0.67)       (0.59)       (0.68)
    Net realized gains ..........................               --       (1.26)       (4.38)       (3.43)       (1.48)          --
                                                  ----------------------------------------------------------------------------------
Total distributions .............................            (0.30)      (1.80)       (4.86)       (4.10)       (2.07)       (0.68)
                                                  ----------------------------------------------------------------------------------
Contingent deferred sales charges retained by the
   Fund .........................................               -- (c)      -- (c)       --           --           --           --

Redemption fees (d) .............................               -- (c)      -- (c)       -- (c)       -- (c)       -- (c)       --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period ..................          $ 11.98     $ 18.62      $ 26.32      $ 27.06      $ 26.06      $ 20.68
                                                  ==================================================================================

Total return (e) ................................           (34.50)%    (22.02)%      15.29%       20.28%       36.46%       25.68%

RATIOS TO AVERAGE NET ASSETS (f)

Expenses ........................................             0.80% (g)   0.74% (g)    0.71% (g)    0.63% (g)    0.67% (g)    0.76%
Net investment income ...........................             3.43%       2.46%        1.88%        2.09%        2.28%        2.89%

SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............          $ 2,364     $ 3,751     $ 49,723      $48,368      $39,990      $41,101
Portfolio turnover rate .........................            31.97%      94.51%       15.51%       42.09%       36.90%       27.34%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b) Based on average daily shares outstanding.

(c) Amount rounds to less than $0.01 per share.

(d) Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return is not annualized for periods less than one year.

(f) Ratios are annualized for periods less than one year.

(g) Benefit of expense reduction rounds to less than 0.01%.

             Semiannual Report | The accompanying notes are an integral
                                 part of these financial statements. | 17

Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2008 (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND                                       SHARES          VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCKS 95.7%
REAL ESTATE INVESTMENT TRUSTS 95.7%
AMB Property Corp. ................................................        152,600   $  3,666,978
AvalonBay Communities Inc. ........................................        157,100     11,157,242
Boston Properties Inc. ............................................        289,100     20,491,408
Camden Property Trust .............................................        178,100      6,003,751
Corporate Office Properties Trust .................................        242,400      7,536,216
Cousins Properties Inc. ...........................................        167,500      2,425,400
Developers Diversified Realty Corp. ...............................        144,500      1,903,065
Douglas Emmett Inc. ...............................................        462,300      6,980,730
Equity Lifestyle Properties Inc. ..................................        112,600      4,728,074
Equity Residential ................................................        621,244     21,700,053
Essex Property Trust Inc. .........................................         41,700      4,057,410
Federal Realty Investment Trust ...................................        115,100      7,052,177
HCP Inc. ..........................................................        380,300     11,382,379
Health Care REIT Inc. .............................................        161,700      7,197,267
Highwoods Properties Inc. .........................................        180,600      4,482,492
Host Hotels & Resorts Inc. ........................................      1,142,636     11,814,856
Kilroy Realty Corp. ...............................................        158,200      5,086,130
Kimco Realty Corp. ................................................        354,600      8,006,868
Liberty Property Trust ............................................        221,300      5,278,005
The Macerich Co. ..................................................         46,300      1,362,146
Nationwide Health Properties Inc. .................................        292,000      8,713,280
ProLogis ..........................................................        409,598      5,734,372
Public Storage ....................................................        233,000     18,989,500
Regency Centers Corp. .............................................        169,300      6,680,578
Simon Property Group Inc. .........................................        395,363     26,501,182
SL Green Realty Corp. .............................................        173,800      7,306,552
Sun Communities Inc. ..............................................        104,000      1,564,160
Tanger Factory Outlet Centers Inc. ................................        132,300      4,785,291
Taubman Centers Inc. ..............................................         81,700      2,714,074
UDR Inc. ..........................................................        523,300     10,340,408
Ventas Inc. .......................................................        234,742      8,464,797
Vornado Realty Trust ..............................................        307,400     21,687,070
                                                                                     ------------
TOTAL COMMON STOCKS (COST $ 291,827,618) ..........................                   275,793,911
                                                                                     ------------

PREFERRED STOCKS (COST $617,064) 0.1%
REAL ESTATE INVESTMENT TRUSTS 0.1%

Kimco Realty Corp., 7.75%, pfd., G ................................         24,700        425,828
                                                                                     ------------

TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $292,444,682)                   276,219,739
                                                                                     ------------

18 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND                                                   SHARES         VALUE
---------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (COST $12,362,836) 4.3%
    MONEY MARKET FUNDS 4.3%
(a) Franklin Institutional Fiduciary Trust Money Market Portfolio, 1.56% ......      12,362,836   $  12,362,836
                                                                                                  -------------
    TOTAL INVESTMENTS (COST $ 304,807,518) 100.1% .............................                     288,582,575
    OTHER ASSETS, LESS LIABILITIES (0.1)% .....................................                        (358,797)
                                                                                                  -------------
    NET ASSETS 100.0% .........................................................                   $ 288,223,778
                                                                                                  =============

SELECTED PORTFOLIO ABBREVIATION
REIT - Real Estate Investment Trust

(a) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

             Semiannual Report | The accompanying notes are an integral
                                 part of these financial statements. | 19

Franklin Real Estate Securities Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2008 (unaudited)

                                                              FRANKLIN
                                                            REAL ESTATE
                                                             SECURITIES
                                                                FUND
                                                           ------------
Assets:
    Investments in securities:
         Cost - Unaffiliated issuers ...................   $292,444,682
         Cost - Sweep Money Fund (Note 7) ..............     12,362,836
                                                           ------------
         Total cost of investments .....................   $304,807,518
                                                           ============
         Value - Unaffiliated issuers ..................   $276,219,739
         Value - Sweep Money Fund (Note 7) .............     12,362,836
                                                           ------------
         Total value of investments ....................    288,582,575
    Receivables:
         Investment securities sold ....................        276,202
         Capital shares sold ...........................        420,968
         Dividends .....................................         86,618
                                                           ------------
             Total assets ..............................    289,366,363
                                                           ------------
Liabilities:
    Payables:
         Capital shares redeemed .......................        761,203
         Affiliates ....................................        284,477
    Accrued expenses and other liabilities .............         96,905
                                                           ------------
             Total liabilities .........................      1,142,585
                                                           ------------
                 Net assets, at value ..................   $288,223,778
                                                           ============
Net assets consist of:
    Paid-in capital ....................................   $328,961,622
    Distributions in excess of net investment income ...           (334)
    Net unrealized appreciation (depreciation) .........    (16,224,986)
    Accumulated net realized gain (loss) ...............    (24,512,524)
                                                           ------------
                 Net assets, at value                      $288,223,778
                                                           ============

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Real Estate Securities Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2008 (unaudited)

                                                                                       FRANKLIN
                                                                                     REAL ESTATE
                                                                                      SECURITIES
                                                                                        FUND
                                                                                    ------------
CLASS A:
     Net assets, at value ......................................................    $229,179,105
                                                                                    ------------
     Shares outstanding ........................................................      19,222,999
                                                                                    ------------
     Net asset value per share (a)..............................................    $      11.92
                                                                                    ------------
     Maximum offering price per share (net asset value per share / 94.25%) .....    $      12.65
                                                                                    ------------
CLASS B:
     Net assets, at value ......................................................    $ 12,781,953
                                                                                    ------------
     Shares outstanding ........................................................       1,088,816
                                                                                    ------------
     Net asset value and maximum offering price per share (a)...................    $      11.74
                                                                                    ------------
CLASS C:
     Net assets, at value ......................................................    $ 43,898,541
                                                                                    ------------
     Shares outstanding ........................................................       3,764,322
                                                                                    ------------
     Net asset value and maximum offering price per share (a)...................    $      11.66
                                                                                    ------------
ADVISOR CLASS:
     Net assets, at value ......................................................    $  2,364,179
                                                                                    ------------
     Shares outstanding ........................................................         197,366
                                                                                    ------------
     Net asset value and maximum offering price per share ......................    $      11.98
                                                                                    ------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

        Semiannual Report | The accompanying notes are an integral
                            part of these financial statements. | 21

Franklin Real Estate Securities Trust

STATEMENT OF OPERATIONS
for the six months ended October 31, 2008 (unaudited)

                                                                                               FRANKLIN
                                                                                              REAL ESTATE
                                                                                              SECURITIES
                                                                                                 FUND
                                                                                            -------------
Investment income:
     Dividends:
         Unaffiliated issuers ............................................................  $   8,261,676
         Sweep Money Fund (Note 7) .......................................................        338,840
                                                                                            -------------
             Total investment income .....................................................      8,600,516
                                                                                            -------------
Expenses:
     Management fees (Note 3a) ...........................................................        986,919
     Distribution fees: (Note 3c)
         Class A .........................................................................        397,900
         Class B .........................................................................         25,139
         Class C .........................................................................        323,574
     Transfer agent fees (Note 3e) .......................................................        512,852
     Custodian fees (Note 4) .............................................................          2,961
     Reports to shareholders .............................................................         47,200
     Registration and filing fees ........................................................         41,736
     Professional fees ...................................................................         17,270
     Trustees' fees and expenses .........................................................         15,086
     Other ...............................................................................          9,824
                                                                                            -------------
             Total expenses ..............................................................      2,380,461
             Expense reductions (Note 4) .................................................           (237)
                                                                                            -------------
                 Net expenses ............................................................      2,380,224
                                                                                            -------------
                     Net investment income ...............................................      6,220,292
                                                                                            -------------
Realized and unrealized gains (losses):
     Net realized gain (loss) from:
         Investments .....................................................................    (46,757,013)
         Realized gain distributions from REITs ..........................................      5,004,378
         Foreign currency transactions ...................................................           (710)
                                                                                            -------------
                     Net realized gain (loss).............................................    (41,753,345)
                                                                                            -------------
     Net change in unrealized appreciation (depreciation) on:
         Investments .....................................................................   (117,603,814)
         Translation of other assets and liabilities denominated in foreign currencies ...           (790)
                                                                                            -------------
                     Net change in unrealized appreciation (depreciation) ................   (117,604,604)
                                                                                            -------------
Net realized and unrealized gain (loss) ..................................................   (159,357,949)
                                                                                            -------------
Net increase (decrease) in net assets resulting from operations ..........................  $(153,137,657)
                                                                                            -------------

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Real Estate Securities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FRANKLIN REAL ESTATE SECURITIES FUND
                                                                                         ----------------------------------------
                                                                                         SIX MONTHS ENDED
                                                                                         OCTOBER 31, 2008         YEAR ENDED
                                                                                           (UNAUDITED)          APRIL 30, 2008
                                                                                         ----------------------------------------
Increase (decrease) in net assets:
     Operations:
         Net investment income .......................................................   $      6,220,292       $    13,105,598
         Net realized gain (loss) from investments and foreign
          currency transactions ......................................................        (41,753,345)           17,049,587
         Net change in unrealized appreciation (depreciation) on
          investments and translation of other assets and liabilities
          denominated in foreign currencies ..........................................       (117,604,604)         (236,452,693)
                                                                                         ----------------------------------------
                 Net increase (decrease) in net assets resulting from operations .....       (153,137,657)         (206,297,508)
                                                                                         ----------------------------------------
     Distributions to shareholders from:
         Net investment income
             Class A .................................................................         (5,199,272)          (11,091,340)
             Class B .................................................................           (336,199)             (597,753)
             Class C .................................................................           (836,397)           (1,531,927)
             Advisor Class ...........................................................            (56,799)             (699,908)
         Net realized gains:
             Class A .................................................................               --             (25,948,466)
             Class B .................................................................               --              (1,905,516)
             Class C .................................................................               --              (5,416,489)
             Advisor Class ...........................................................               --                (261,854)
                                                                                         ----------------------------------------
     Total distributions to shareholders .............................................         (6,428,667)          (47,453,253)
                                                                                         ----------------------------------------
     Capital share transactions: (Note 2)
         Class A .....................................................................        (10,016,779)         (197,074,002)
         Class B .....................................................................         (3,596,263)          (18,894,412)
         Class C .....................................................................         (4,823,090)          (41,790,573)
         Advisor Class ...............................................................            (91,542)          (36,022,748)
                                                                                         ---------------------------------------
     Total capital share transactions ................................................        (18,527,674)         (293,781,735)
                                                                                         ---------------------------------------
     Contingent deferred sales charges retained by the Fund ..........................             12,158                20,608
     Redemption fees .................................................................                307                 4,810
                                                                                         ---------------------------------------
                 Net increase (decrease) in net assets ...............................       (178,081,533)         (547,507,078)
Net assets:
     Beginning of period .............................................................        466,305,311         1,013,812,389
                                                                                         ---------------------------------------
     End of period ...................................................................   $    288,223,778       $   466,305,311
                                                                                         ---------------------------------------
Distributions in excess of net investment income included in net assets:
     End of period ...................................................................   $           (334)      $       208,041
                                                                                         ---------------------------------------

        Semiannual Report | The accompanying notes are an integral
                            part of these financial statements. | 23

Franklin Real Estate Securities Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Real Estate Securities Fund (Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

24 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION (CONTINUED)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of October 31, 2008, and has determined that no provision for income tax is required in the Fund's financial statements.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according

                                                          Semiannual Report | 25

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Trust from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

26 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                  SIX MONTHS ENDED                  YEAR ENDED
                                                  OCTOBER 31, 2008                 APRIL 30, 2008
                                           ---------------------------------------------------------------
                                             SHARES          AMOUNT           SHARES          AMOUNT
                                           ---------------------------------------------------------------
CLASS A SHARES:
     Shares sold ....................       2,553,011    $  38,263,226        2,927,657    $  59,851,699
     Shares issued in reinvestment of
         distributions ..............         280,711        4,772,033        1,943,432       34,522,852
     Shares redeemed ................      (3,274,260)     (53,052,038)     (13,906,308)    (291,448,553)
                                           ---------------------------------------------------------------
     Net increase (decrease) ........        (440,538)   $ (10,016,779)      (9,035,219)   $(197,074,002)
                                           ===============================================================
CLASS B SHARES:
     Shares sold ....................          24,665    $     398,733           54,981    $  1,057,718
     Shares issued in reinvestment of
         distributions ..............          18,101          303,322          131,029        2,265,121
     Shares redeemed ................        (268,941)      (4,298,318)      (1,094,140)     (22,217,251)
                                           ---------------------------------------------------------------
     Net increase (decrease) ........        (226,175)   $  (3,596,263)        (908,130)   $ (18,894,412)
                                           ===============================================================
CLASS C SHARES:
     Shares sold ....................         361,114    $   6,010,700          464,143    $   9,010,610
     Shares issued in reinvestment of
         distributions                         43,898          729,756          362,534        6,225,096
     Shares redeemed ................        (736,556)     (11,563,546)      (2,781,441)     (57,026,279)
                                           ---------------------------------------------------------------
     Net increase (decrease) ........        (331,544)   $  (4,823,090)      (1,954,764)   $ (41,790,573)
                                           ===============================================================
ADVISOR CLASS SHARES:
     Shares sold ....................          19,564    $     309,099          505,619    $  11,234,023
     Shares issued in reinvestment of
         distributions ..............           2,886           49,227           43,406          895,499
     Shares redeemed ................         (26,591)        (449,868)      (2,236,736)     (48,152,270)
                                           ---------------------------------------------------------------
     Net increase (decrease) ........          (4,141)   $     (91,542)      (1,687,711)   $ (36,022,748)
                                           ===============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and and trustees of the Trust are also officers and/or directors/trustees of the following subsidiaries:

SUBSIDIARY                                                              AFFILIATION
-------------------------------------------------------------           -----------------------
Franklin Templeton Institutional, LLC (FT Institutional)                Investment manager
Franklin Templeton Services, LLC (FT Services)                          Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                    Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)           Transfer agent

                                                          Semiannual Report | 27

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE    NET ASSETS
-------------------    ----------------------------------------------------
    0.625%             Up to and including $100 million
    0.500%             Over $100 million, up to and including $250 million
    0.450%             Over $250 million, up to and including $7.5 billion
    0.440%             Over $7.5 billion, up to and including $10 billion
    0.430%             Over $10 billion, up to and including $12.5 billion
    0.420%             Over $12.5 billion, up to and including $15 billion
    0.400%             In excess of $15 billion

B. ADMINISTRATIVE FEES

Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT Institutional based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ................    0.25%
Class B ................    1.00%(a)
Class C ................    1.00%

(a) The Class B maximum annual plan rate consists of a dealer-service fee of 0.25% and an asset based sales charge of 0.75%. Effective December 17, 2007, the Fund discontinued payments of the asset based sales charge to maintain compliance with NASD Rule 2830, which sets forth a maximum aggregate sales charge allowed under the rule.

28 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
     broker/dealers .....................................................       $ 38,907
Contingent deferred sales charges retained ..............................       $ 14,776 (a)

(a) Net of $12,158 retained by the Fund in accordance with NASD Rule 2830 for the period ended October 31, 2008.

E. TRANSFER AGENT FEES

For the period ended October 31, 2008, the Fund paid transfer agent fees of $512,852, of which $419,853 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At April 30, 2008, the Fund deferred realized currency losses $702.

At October 31, 2008, the cost of investments, net unrealized appreciation (depreciation), for income tax purposes were as follows:

Cost of investments .......................................    $  319,089,945
                                                               ==============
Unrealized appreciation ...................................    $   33,391,923
Unrealized depreciation ...................................       (63,899,293)
                                                               --------------
Net unrealized appreciation (depreciation) ................    $  (30,507,370
                                                               ==============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions and pass-through entity income.

                                                          Semiannual Report | 29

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

5. INCOME TAXES (CONTINUED)

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales, foreign currency transactions and pass-through entity income.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2008, aggregated $133,142,790 and $119,571,557, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on May 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

      -     Level 1 - quoted prices in active markets for identical securities

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

30 | Semiannual Report

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

8. FAIR VALUE MEASUREMENTS (CONTINUED)

As of October 31, 2008, all of the Funds' investments in securities carried at fair value were in Level 1 inputs.

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

                                                          Semiannual Report | 31

Franklin Real Estate Securities Trust

SHAREHOLDER INFORMATION

FRANKLIN REAL ESTATE SECURITIES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

32 | Semiannual Report

(FRANKLIN TEMPLETON INVESTMENTS LOGO)     One Franklin Parkway
                                          San Mateo, CA 94403-1906

       - WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
         Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN REAL ESTATE SECURITIES FUND

INVESTMENT MANAGER

Franklin Templeton Institutional, LLC

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
(800) DIAL BEN (R)
franklintempleton.com

SHAREHOLDER SERVICES

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

192 S2008 12/08






      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.   N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.                N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.      N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  December 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  December 26, 2008


By /s/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  December 26, 2008